Note 22 - Related Party Disclosures - Related Party Transactions (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Related party receivables	$ 5,640	$ 9,045
Mortgage loans and other loans [member]
Statement Line Items [Line Items]
Related party receivables	5,640	8,622
Subordinated notes payable [member]
Statement Line Items [Line Items]
Related party receivables	$ 0	$ 423